Commitments and Contingencies	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

6.	COMMITMENTS AND CONTINGENCIES

Merger

Merger Agreement

On September 15, 2025, the Company entered into a SPAC merger agreement (the “Merger Agreement”) by and among Willow Lane Acquisition Corp. (the “SPAC”), Boost Run Holdings LLC, the Company, SPAC Merger Sub, and Company Merger Sub.

The Merger Agreement provides for a two-step merger transaction (the “Mergers”) in which, first, SPAC Merger Sub will merge with and into the SPAC (the “SPAC Merger”), with the SPAC surviving as a wholly-owned subsidiary of the Company, and, immediately thereafter, Company Merger Sub will merge with and into Boost Run Holdings LLC. (the “Company Merger”), with Boost Run Holdings LLC. surviving as a wholly-owned subsidiary of the Company. By virtue of the consummation of the Mergers, the Company will become a publicly traded company, with the SPAC and Boost Run Holdings LLC as its wholly-owned subsidiaries. Prior to the closing of the Mergers, the SPAC will re-domicile from the Cayman Islands to the State of Delaware.

At closing, the equity holders of Boost Run Holding LLC will receive total consideration consisting of (i) an $8,500 thousand installment note, (ii) $441,500 thousand in the Company’s Class A and Class B Common Stock (based on a $10 per share valuation), and (iii) up to 7,875,000 additional Company Class A Common Shares contingent upon the Company’s stock performance over a three-year earnout period. Earnout shares will be issued in three equal tranches if the Company’s volume-weighted average price per share meets or exceeds $12.5, $15.0, and $17.5, respectively, for twenty out of thirty consecutive trading days during the earnout period.

The transaction is intended to qualify as an “exchange” within the meaning of Section 351 of the Internal Revenue Code for U.S. federal income tax purposes. Each party to the Merger Agreement will be responsible for its own tax liabilities, including any adverse consequences arising from the failure of the transaction to qualify under Section 351.

The closing of the Mergers is subject to customary closing conditions, including, among others, approval of the transaction by the equity holders/member of the SPAC and Boost Run Holdings LLC, effectiveness of a registration statement on Form S-4 to be filed by the Company with the SEC, expiration or termination of any applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act, accuracy of representations and warranties, approval for listing of the Company’s Class A Common Stock on Nasdaq, absence of any law or order prohibiting the consummation of the transaction, and other conditions as set forth in the Merger Agreement.

Upon closing, the Company will assume all outstanding SPAC securities, which will convert into equivalent Company securities.

Note 18. Commitments and Contingencies

Partnership Agreement

On April 17, 2026, the Company entered into a Partnership Agreement (“PA”), establishing a five-year strategic purchasing arrangement. Under the PA, the Company is committed to minimum annual purchase commitments across specified product categories, with aggregate minimum purchase commitments totaling approximately $1,440,000 over the five-year term, payable as $578,000 in the first year and $215,500 in each of the second through fifth years. The PA also establishes minimum purchase requirements for certain specified product categories within the annual purchase commitments (“Designated Spend requirements”). The agreement also provides for volume-based pricing discounts, supply chain prioritization, and advance planning coordination. If the Company does not satisfy the applicable annual minimum purchase commitment through qualifying purchases during a contract year, it is required to pay the contractual shortfall amount for that year.

As of June 30, 2026, the Company had placed qualifying orders that substantially exceeded the aggregate minimum purchase commitment for the first contract year, and subsequent qualifying orders satisfied the remaining applicable Year 1 Designated Spend requirements. Accordingly, management does not expect to incur a contractual shortfall payment for at least one year from the date these interim condensed consolidated financial statements are issued. Except for amounts recognized in connection with executed purchase orders, no asset or liability has been recognized for the remaining executory purchase commitments under the PA.

GPU Server Rental Services Agreement

On June 8, 2026, the Company entered into a GPU server rental services agreement with a third party pursuant to which the Company will provide 240 GPU servers for an initial term of three years commencing on November 30, 2026. Under the agreement, the customer is required to make aggregate prepayments of $18,972 prior to commencement of services and an additional payment of $37,944 on the service commencement date, as well as a monthly rental fee of $3,689. On June 27, 2026, the Company and the customer executed Amendment No. 1 to the agreement, which added (i) a firm, non-cancellable commitment for 18 dedicated CPU nodes, and (ii) a firm, non-cancellable commitment for approximately 6.27 petabytes of raw NVMe storage for the full duration of the GPU rental term. Total contractual consideration associated with the initial term is approximately $207,565. The agreement provides the customer with options to renew the arrangement for successive one-year terms beginning November 30, 2029 and November 30, 2030.

As of June 30, 2026, the Company recorded deferred revenue of $18,972 to customer deposits in the interim condensed consolidated balance sheet related to customer prepayments received under the agreement.

Data Center Capacity and Construction Agreement

In April 2026, the Company entered into a capacity and construction agreement for a colocation site which requires the owner of the colocation site to complete certain improvements and provide the Company with a first right of refusal on the full capacity of the colocation site either through a lease, colocation agreement, or outright acquisition. Additionally, this agreement requires the Company to pay certain fees upon execution of the agreement and completion of the project. The Company is required to pay $3,500 at project completion. As of June 30, 2026, the Company paid $1,750 upon execution of the agreement.

Legal proceedings

From time to time, the Company may be involved in legal proceedings arising in the normal course of business. When deemed appropriate by management, the Company records reserves in its interim condensed consolidated financial statements for pending litigation matters. As of June 30, 2026, management was not aware of any pending or threatened legal actions that would require accrual or disclosure.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 14. Commitments and Contingencies

Graphics Processing Unit and Managed Services Agreement

On November 6, 2025, the Company entered into a graphics processing unit (“GPU”) and managed services agreement with a customer to provide GPU clusters and related managed services. The agreement covers 1152 B300 GPUs for a two-year term beginning upon delivery and acceptance, expected February 2026. The committed fees are approximately $63,577, including a $12,715 prepayment and remaining monthly fees of $2,649 million, except for a reduced payment of $530 in the 20th month.

From time to time, the Company may be involved in legal proceedings arising in the normal course of business. When deemed appropriate by management, the Company records reserves in its consolidated financial statements for pending litigation matters. As of December 31, 2025 and 2024, management was not aware of any pending or threatened legal actions that would require accrual or disclosure.